Note 7 - Stockholders' Deficit	12 Months Ended
Dec. 31, 2010
Stockholders' Equity Note Disclosure [Text Block]
Note 7 – Stockholders’ Deficit

Authorized Capital

On September 9, 2010, the Company’s Board of Directors authorized to increase the Company’s authorized Common Stock to 200 million (200,000,000) shares.

On September 17, 2010, the Company’s Board of Directors authorized a twenty-five million share common stock incentive plan (the “2010 Stock Incentive Plan”) for our management and consultants which were registered under a registration statement on Form S-8 on September 27, 2010.

Common Stock Issued for Cash

During the year ended December 31, 2009, the Company issued 40,240,000 shares of common stock for a total of $524,977 ($0.013 per share).

During the year ended December 31, 2010, the Company issued 46,515,149 shares of common stock for a total of $656,125 ($0.014 per share).

Common Stock Issued in Conversion of Debt

During the year ended December 31, 2009, the Company issued 13,200,000 shares of common stock in the conversion of $132,000 of notes payable to related parties (see Note 4 – Related Parties).

During the year ended December 31, 2010, the Company issued 8,500,000 shares of common stock in the conversion of $85,000 of notes payable to related parties (see Note 6 – Related Parties) and 13,584,383 shares of common stock in the conversion of $157,093 of notes payable to unrelated parties.

Stock Issued for Services

Prior to the Stock Exchange on April 2, 2010, the Company issued 4,000,000 and 400,000 shares of common stock for services, at par value of $.01 per share, to Kayode Aladesuyi, the Company’s Chief Executive Officer, President and a Director of the Company, during the years ended December 31, 2010 and 2009, respectively (see Note 6 – Related Parties).  These values were based on the grant date fair value of the services rendered in accordance with ASC Topic 718 as the Company was not a publicly traded company and there was no established market for its shares.

The Company’s Board of Directors unanimously agreed to grant two million shares to Mr. Kayode Aladesuyi, the Company’s Chief Executive Officer and Chairman, under the 2010 Stock Incentive Plan dated September 17, 2010, in lieu of unpaid salary of $87,500 out of an accrued aggregate of $175,000.  Such shares of common stock were to be issued from the shares registered under a registration statement on Form S-8 filed September 27, 2010 representing the 2010 Stock Incentive Plan.  Mr. Aladesuyi declined the acceptance of the shares and, accordingly, the issuance was cancelled.

The Company issued 400,000 shares of its common stock to Frank Russo for services, at par value of $.01 per share, during the year ended December 31, 2009 (see Note 6 – Related Parties).  This value was based on the grant date fair value of the services rendered in accordance with ASC Topic 718 as the Company was not a publicly traded company and there was no established market for its shares.

The Company issued 5,100,000 shares of its common stock to Edward Eppel for services, at par value of $.01 per share, during the year ended December 31, 2009 (see Note 6 – Related Parties).  This value was based on the grant date fair value of the services rendered in accordance with ASC Topic 718 as the Company was not a publicly traded company and there was no established market for its shares.

The Company issued 100,000 shares of its common stock to Anis Sherali for services, at par value of $.01 per share, during the year ended December 31, 2009 (see Note 6 – Related Parties).  This value was based on the grant date fair value of the services rendered  in accordance with ASC Topic 718 as the Company was not a publicly traded company and there was no established market for its shares.

During the year ended December 31, 2009, the Company issued 850,000 shares to an unrelated party for services, at par value of $.01 per share.  This value was based on the grant date fair value of the services in accordance with ASC Topic 718 rendered as the Company was not a publicly traded company and there was no established market for its shares.

During the year ended December 31, 2010, the Company issued 7,700,000 shares to unrelated parties for services, at an average price of $.02 per share based on the market value of the shares at the time of issuance.  1,500,000 of these shares were issued under the 2010 Stock Incentive Plan dated September 17, 2010.

In-Kind Contribution of Services

During the year ended December 31, 2010, officers and directors of the Company contributed services having a fair market value of $347,846 (see Note 6 – Related Parties).

Acquisition of Noncontrolling Interest in EarthSearch Communications

On December 31, 2010, the Company issued 439,024 shares of its common stock to a noncontrolling shareholder of its subsidiary, EarthSearch Communications International, Inc., for 1,800,000 shares of EarthSearch’s common stock.  The shares were valued at the market price of $0.006 at December 31, 2010 and resulted in a loss on the acquisition of $55,849 as follows:

Value of shares issued in exchange (439,024 shares at $0.006 per share)	$2,634
Fair value of non-controlling interest acquired	(53,215)

Loss on acquisition of non-controlling interest	$55,849

The Company owns 94.66% of EarthSearch as of December 31, 2010.